Regulatory Matters (Components of Regulatory Assets and Liabilities) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 1,919	$ 1,671	$ 1,556
Total regulatory liabilities	3,087	2,973	3,000
Net regulatory (liabilities) assets		(1,302)	(1,444)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	1,635	1,588	1,519
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	$ 1,198	$ 1,246	1,311
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year
Total regulatory liabilities	$ 108	$ 44	64
Unamortized Gain On Reacquisition Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	$ 23	$ 24	25
Employee Retirement Costs Over Recovered Being Refunded [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	4 years
Total regulatory liabilities	$ 16	$ 19	23
Employee Retirement Costs Over-Recovered Since Last Comprehensive Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	90	40	39
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	17	12	19
Net regulatory (liabilities) assets	(1,168)	(1,302)
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 170	$ 166	189
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	4 years
Total regulatory assets	$ 39	$ 63	94
Employee Retirement Costs Incurred Since the Last Comprehensive Base Rate Review Periods [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 127	$ 72	70
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	4 years
Total regulatory assets	$ 248	$ 336	454
Self-Insurance Reserve Incurred Since the Last Comprehensive Base Rate Review Periods (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	930	765	438
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 3	$ 6	10
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	4 years
Total regulatory assets	$ 39	$ 58	83
UTM [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	55
System Resiliency Plan [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 112	$ 1
Energy Efficiency Program Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year
Total regulatory assets	$ 4	$ 17	21
Wholesale Distribution Substation Service Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	4 years
Total regulatory assets	$ 39	$ 50	65
Wholesale Distribution Substation Service Costs Incurred Since the Last Comprehensive Base Rate Review Periods [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	28	28	28
Expenses Related To Covid 19 [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	20	25	32
Recoverable Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	68	52	38
Uncollectible Payments From REPs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	7	8	7
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 30	24
Other Regulatories Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 25	$ 27